Investments in Finance Leases (Details Narrative)	12 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2014 Wind Turbine Financing Lease [Member] USD ($)	Mar. 28, 2014 Wind Turbine Financing Lease [Member] USD ($)	Jul. 31, 2014 Wind Turbine Financing Lease [Member] GBP [Member] USD ($)	Mar. 28, 2014 Wind Turbine Financing Lease [Member] GBP [Member] GBP (£)	Mar. 28, 2014 Medical Equipment Financing Lease 1 [Member] SQN Echo LLC [Member] USD ($)	Mar. 28, 2014 Medical Equipment Financing Lease 2 [Member] SQN Echo LLC [Member] USD ($)	Mar. 28, 2014 Medical Equipment Financing Lease 3 [Member] SQN Echo LLC [Member] USD ($)	Mar. 31, 2014 Medical Equipment Financing Lease 4 [Member] USD ($)
Purchase price				$ 683,455		£ 409,377				$ 247,920
Lease term							37 months	37 months	32 months	48 months
Monthly lease payments							4,846		14,456	7,415
First tier monthly lease payments								32,416
Number of months for first tier payments				25 months				13 months
Second tier monthly lease payments								22,606
Number of months for second tier payments								24 months
Quarterly lease payments				38,647		23,150
Proceeds from sale of leased assets	3,080,994		742,110		438,366
Net Book Value of lease at time of sale			685,688
Gain on sale of investments in finance leases			$ 56,422